Taxes on Income (Details) - Schedule of deferred taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Taxes Abstract
Deferred research and development expenses	$ 261
Intangible assets	110	55
Employee compensation and benefits	13
Other		40
Accrued severance pay	13
Total deferred tax assets	397	95
Differences between tax basis and carrying values of loans		111
Intangible assets associated with business combinations	1,817	220
Total deferred tax liabilities	1,817	331
Net deferred tax liabilities	$ 1,420	$ 236